TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2014	2015	2016

Domestic	$14,690	$18,350	$15,334
Foreign	4,183	2,407	5,323

	$18,873	$20,757	$20,657

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2014	2015	2016
Current:
Domestic	$241	$3,466	$2,919
Foreign	689	880	1,863

	930	4,346	4,782
Deferred taxes:
Domestic	2,575	(500)	(666)
Foreign	(1,198)	(165)	(167)

	1,377	(665)	(833)

Taxes on income	$2,307	$3,681	$3,949

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2015	2016

Net operating loss carryforwards	$5,104	$3,838
Allowances, reserves and intangible assets	1,826	1,943

Deferred tax assets before valuation allowance	6,930	5,781
Less - valuation allowance	(4,107)	(2,233)

Deferred tax assets, net	$2,823	$3,548

Schedule Of Deferred Tax Liabilities [Table Text Block]
	December 31,
	2015	2016

Long-term tax assets	$2,823	$3,548
Long-term tax liabilities	(5,726)	(12,494)

Net deferred tax liabilities	$(2,903)	$(8,946)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciling items between the 2014, 2015 and 2016 statutory tax rate (26.5%, 26.5% and 25%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2014	2015	2016

Income before taxes, as reported in the consolidated statements of income	$18,873	$20,757	$20,657

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$5,001	$5,501	$5,164
Tax adjustment in respect of different tax rates	80	(923)	(1,214)
Deferred taxes on losses for which full valuation allowance was provided in the past	236	131	(455)
Tax-deductible costs, not included in the accounting costs	-	(733)	(342)
Tax benefits in respect of prior years, net	(516)	(133)	1,262
Nondeductible expenses	82	177	(232)
Uncertain tax position and other differences	(2,576)	(339)	(234)

Income tax	$2,307	$3,681	$3,949

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2014	$498

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	342

Increase in tax positions taken in prior years	469

Decrease in tax positions taken in prior years	(145)

Gross unrecognized tax benefits at December 31, 2015	666

Increase in tax positions taken in prior years	159

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2016	$825